Members' Equity (Tables)	12 Months Ended
Dec. 31, 2017
Members' Equity.
Schedule of member unit outstanding

	December 31,
	2017	2016
Units
Class A	36,500	36,500
Class A-1	520	520
Class B	8,608	8,608

Schedule of distribution by unit class

	Year Ended December 31,
	2016		2015
	Amount	Per Unit	Amount	Per Unit
Distributions
Class A	$2,055	$56	$8,928	$245
Class A-1	—	—	3	7
Class B	—	—	3,301	528
Total distributions	$2,055		$12,232

Schedule of Common Stock Outstanding Roll Forward [Table Text Block]

The following is a rollforward of Class A‑1 Units:

Units at December 31, 2014	275
Units issued in 2015	125
Units at December 31, 2015	400
Units issued in 2016	120
Units at December 31, 2016	520
Units issued in 2017	—
Units at December 31, 2017	520

Schedule of assumptions used to determine unit value

	December 31,
	2016		2015
Expected term in years	3.5	years	3.5	years
Expected volatility	33%		33%
Risk‑free interest rate	0.98%		0.98%